Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2017
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Central Index Key	0000939934
Amendment Flag	false
Document Creation Date	Sep. 28, 2017
Document Effective Date	Sep. 30, 2017
Prospectus Date	Sep. 30, 2017
SIIT LARGE CAP FUND | SIIT LARGE CAP FUND - CLASS A
Prospectus:
Trading Symbol	SLCAX
SIIT LARGE CAP DISCIPLINED EQUITY FUND | SIIT LARGE CAP DISCIPLINED EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SCPAX
SIIT LARGE CAP INDEX FUND | SIIT LARGE CAP INDEX FUND - CLASS A
Prospectus:
Trading Symbol	LCIAX
SIIT S&P 500 Index Fund | SIIT S&P 500 Index Fund - Class A
Prospectus:
Trading Symbol	SPINX
SIIT Extended Market Index Fund | SIIT Extended Market Index Fund - Class A
Prospectus:
Trading Symbol	SMXAX
SIIT SMALL CAP FUND | SIIT SMALL CAP FUND - CLASS A
Prospectus:
Trading Symbol	SLPAX
SIIT Small Cap II Fund | SIIT Small Cap II Fund - Class A
Prospectus:
Trading Symbol	SECAX
SIIT SMALL MID CAP EQUITY FUND | SIIT SMALL MID CAP EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SSMAX
SIIT U.S. Managed Volatility Fund | SIIT U.S. Managed Volatility Fund - Class A
Prospectus:
Trading Symbol	SVYAX
SIIT Global Managed Volatility Fund | Class A
Prospectus:
Trading Symbol	SGMAX
SIIT World Select Equity Fund | Class A
Prospectus:
Trading Symbol	SWSAX
SIIT WORLD EQUITY EX-US FUND | SIIT WORLD EQUITY EX-US FUND - CLASS A
Prospectus:
Trading Symbol	WEUSX
SIIT Screened World Equity Ex-US Fund | SIIT Screened World Equity Ex-US Fund - Class A
Prospectus:
Trading Symbol	SSEAX
SIIT EMERGING MARKETS EQUITY FUND | SIIT EMERGING MARKETS EQUITY FUND - CLASS A
Prospectus:
Trading Symbol	SMQFX
SIIT Opportunistic Income Fund | SIIT Opportunistic Income Fund - Class A
Prospectus:
Trading Symbol	ENIAX
SIIT CORE FIXED INCOME | SIIT CORE FIXED INCOME - CLASS A
Prospectus:
Trading Symbol	SCOAX
SIIT HIGH YIELD BOND FUND | SIIT HIGH YIELD BOND FUND - CLASS A
Prospectus:
Trading Symbol	SGYAX
SIIT LONG DURATION FUND | SIIT LONG DURATION FUND - CLASS A
Prospectus:
Trading Symbol	LDRAX
SIIT Long Duration Credit Fund | SIIT Long Duration Credit Fund - Class A
Prospectus:
Trading Symbol	SLDAX
SIIT Ultra Short Duration Bond Fund | SIIT Ultra Short Duration Bond Fund - Class A
Prospectus:
Trading Symbol	SUSAX
SIIT EMERGING MARKETS DEBT FUND | SIIT EMERGING MARKETS DEBT FUND - CLASS A
Prospectus:
Trading Symbol	SEDAX
SIIT Real Return Fund | SIIT Real Return Fund - Class A
Prospectus:
Trading Symbol	RRPAX
SIIT Limited Duration Bond Fund | SIIT Limited Duration Bond Fund - Class A
Prospectus:
Trading Symbol	SLDBX
SIIT Intermediate Duration Credit Fund | SIIT Intermediate Duration Credit Fund - Class A
Prospectus:
Trading Symbol	SIDCX
SIIT Dynamic Asset Allocation Fund | SIIT Dynamic Asset Allocation Fund - Class A
Prospectus:
Trading Symbol	SDLAX
SIIT Multi-Asset Real Return Fund | SIIT Multi-Asset Real Return Fund - Class A
Prospectus:
Trading Symbol	SEIAX